LIQUIDITY AND GOING CONCERN UNCERTAINTIES	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY AND GOING CONCERN UNCERTAINTIES

1.	DESCRIPTION OF BUSINESS AND ORGANIZATION

Leet Inc. (“the Company” or “LTES”) is a BVI business company incorporated on December 13, 2023.

Leet Technology Inc. (“LEET US”) was incorporated on July 2, 2013 under the laws of the State of Delaware. The Company currently operates an eSports platform in Malaysia.

On February 15, 2022, the Company’s subsidiary, Leet Entertainment Group Limited transferred all 1,000 ordinary shares of Leet Entertainment Sdn. Bhd to the Company at part of the Company’s plans to restructure and simplify the corporate structure.

On April 4, 2022, the Company sold all its 10,000 shares in Leet Technology Limited, with its wholly owned subsidiary Leet Entertainment Group Limited, to Mr. Song, the majority shareholder of the Company, for $10,000 as part of its plans to restructure and simplify the corporate structure. With the completion of this corporate restructure, the Company shall henceforth only have one wholly owned Malaysian subsidiary, Leet Entertainment Sdn Bhd. Prior to the corporate restructure, Leet Entertainment Group Limited, a wholly owned subsidiary of Leet Technology Limited, transferred all its assets, liabilities, and business operations to Leet Entertainment Sdn Bhd with the approval by the board of directors. There were no changes to the main business activities of the Company as a result of these transactions.

On July 22, 2022, the Board of Directors of the Company approved and authorized the Company to purchase all of Mr. Song’s shares in LEET Inc. for a cash consideration of $1. As of July 26, 2022, LEET Inc. became a wholly owned subsidiary of the Company.

 On December 1, 2022, the Company acquired Leet Technology (BD) Ltd. as its direct majority-owned subsidiary from Kamal Hamidon Mohamed Ali, the Company’s Chief Financial Officer. Pursuant to the Instrument of Transfer of Shares, a total of 3900 Ordinary Shares of Leet Technology (BD) Ltd. representing 80% of the total issued and outstanding Ordinary Shares was transferred to the Company.

On January 11, 2023, the Company completed its merger (the “Merger) with LEET US. As a result of the merger, Leet Inc. became the surviving entity and successor issuer under Rule 12g-3 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Merger was completed pursuant to an Agreement and Plan of Merger (the “Merger Agreement”), dated January 5, 2023, by and between the Company and LEET US. The Merger Agreement contains customary representations and warranties by each of the Company and LEET US. The Merger Agreement also contains customary covenants, including, among others, covenants relating to the operation of each of LEET US’s and the Company’s businesses during the period prior to the closing of the Merger.

Pursuant to the Merger Agreement, the Company and LEET US caused the Merger to be consummated by filing a certificate of merger (the “Certificate of Merger”) with the Secretary of State of the State of Delaware on January 11, 2023. The Merger became effective on January 11, 2023 (the “Effective Time”), as agreed to by the parties and specified in the Certificate of Merger.

Pursuant to the Merger, upon completing the Corporate Action with FINRA, each issued and outstanding share of LEET US’s common stock/ preferred stock shall be transferred to the Company and converted into one new ordinary share (“Ordinary Share”) or preferred share (“Preferred Share”) of the Company as the case may be. As a result, the Company shall issue an aggregate of approximately 151,096,262 Ordinary Shares and 6,898,256 Preferred Shares to former the Company shareholders. The Company’s Ordinary Shares issued and outstanding immediately prior to the Effective Time remained outstanding upon the Effective Time and were unaffected by the Merger. As a result, immediately following the Merger, the Company shall have approximately 151,096,262 Ordinary Shares outstanding and 6,898,256 Preferred Shares outstanding.

During the years presented in these consolidated financial statements, the merger has been treated as a corporate restructuring of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The combination of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

Description of subsidiaries

Name	Place of incorporation and kind of legal entity	Principal activities	Particulars of registered/ paid up share capital	Effective interest held

Leet Entertainment Sdn. Bhd.	Malaysia	Provision of information technology and mobile application development and digital content publishing service	1,000 ordinary shares at par value of MYR1	100%

Leet Technology (BD) Ltd.	Bangladesh	Provision of information technology and mobile application development and digital content publishing service	100,000 ordinary shares at par value of Taka 100	80%

Veo Edge Technolgy Sdn. Bhd.	Malaysia	Provision of information technology and mobile application development and digital content publishing service	1 ordinary share at par value of MYR1	100%

The Company and its subsidiaries are hereinafter referred to as (the “Company”).

2.	LIQUIDITY AND GOING CONCERN UNCERTAINTIES

The accompanying consolidated financial statements of the Company have been prepared assuming the Company will continue as a going concern. The going concern basis of presentation assumes that the Company will continue in operation one year after the date these consolidated financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.

The Company has determined that certain factors raise substantial doubt about its ability to continue as a going concern for a least one year from the date of issuance of these consolidated financial statements.

As of December 31, 2025, the Company had $3,994 in cash, working capital deficit of $5,030,559 and accumulated deficit of $13,755,305. The Company incurred a continuous net loss of $633,441 during the year ended December 31, 2025. The Company believes that its current level of cash is not sufficient to fund its operations and obligations without additional financing.

The continuation of the Company as a going concern through December 31, 2025, is dependent upon the continued financial support from its stockholders and related parties. The Company is currently pursuing additional financing for its operations. However, there is no assurance that the Company will be successful in securing sufficient funds to sustain the operations for one year from the date of the filing of the consolidated financial statements.

These and other factors raise substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets and liabilities that may result in the Company not being able to continue as a going concern.